INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of Income (loss) before income tax and income taxes expense, and deferred tax expense by each jurisdiction

	For the year ended December 31,
	2025	2024	2023
Income (loss) before income taxes
China	$144,217	$(631,826)	$(655,787)
Hong Kong	(4,103)	(1,516)	(1,410)
United Kingdom	(369,413)	(201,625)	(358,907)
Other foreign jurisdictions	187,978	(2,354,238)	(133,507)
Loss before income taxes	(41,321)	(3,189,205)	(1,149,611)

Income tax expenses
Current income tax expenses
China	—	—	—
Hong Kong	—	—	—
United Kingdom	—	—	—
Other foreign jurisdictions	—	—	—
Deferred tax expenses
China	—	—	(10,835)
Hong Kong	—	—	—
United Kingdom	—	—	—
Other foreign jurisdictions	—	—	—
Provision for income taxes	—	—	(10,835)
Loss after income taxes	$(41,321)	$(3,189,205)	$(1,160,446)

Schedule of deferred tax assets

	December 31,	December 31,
Deferred Tax Assets:	2025	2024
Allowance for CECL - trade receivable	$—	$—
Net operating loss – China	—	633,856
Net operating loss - UK	218,712	148,523
Deferred tax assets	218,712	782,379
Valuation allowance	(218,712)	(782,379)
Net deferred tax assets	$—	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China	2025	2024	2023
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	(1.65)%
Effective rate	0.00%	0.00%	(1.65)%

United Kingdom
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%	0.00%
Effective rate	0.00%	0.00%	0.00%